Warrant Liability (Details) (USD $)	0 Months Ended	1 Months Ended	9 Months Ended	12 Months Ended
	Aug. 15, 2013	Aug. 21, 2013	Sep. 30, 2014	Dec. 31, 2013	Nov. 08, 2011
Warrant Liability Textual [Abstract]
Closing price per share of common stock	$ 0.69				$ 1.33
Exercise price per share (range)	$ 1.00
Expected volatility	134.10%
Risk-free interest rate	1.60%
Dividend yield
Remaining expected term of underlying securities (years)	5 years
Placement agent warrants [Member]
Warrant Liability Textual [Abstract]
Closing price per share of common stock		$ 0.84	$ 0.40	$ 0.53
Exercise price per share (range)		$ 0.60	$ 0.50	$ 0.50
Expected volatility		134.90%	132.40%	123.50%
Risk-free interest rate		1.60%	1.40%	1.60%
Dividend yield
Remaining expected term of underlying securities (years)		5 years	3 years 10 months 24 days	4 years 7 months 6 days
Investor Warrants [Member]
Warrant Liability Textual [Abstract]
Closing price per share of common stock		$ 0.84	$ 0.40	$ 0.53
Exercise price per share (range)		$ 1.00	$ 0.50	$ 0.50
Expected volatility		134.90%	132.70%	123.50%
Risk-free interest rate		1.60%	1.40%	1.60%
Dividend yield
Remaining expected term of underlying securities (years)		5 years	3 years 10 months 24 days	4 years 7 months 6 days